Exhibit 99.1

BFNS 2017-1

Report to:

BFNS 2017-1

1 December 2017

Ernst & Young LLP 5 Times Square New York, New York 10036	Tel: +1 212 773 3000 Fax: +1 212 773 6350 ey.com

Report of Independent Accountants on Applying Agreed-Upon Procedures

BFNS 2017-1

c/o MaplesFS Limited

PO Box 1093, Queensgate House

Grand Cayman KY1-1102

Cayman Islands

Re:	BFNS 2017-1

We have performed the procedures enumerated in Attachment A, which were agreed to by the addressee of this report and Buckhead One Financial Opportunities, LLC (together, the “Specified Parties”), solely to assist BFNS 2017-1 (the “Issuer”) in evaluating the accuracy of certain information with respect to the Issuer’s portfolio of bank senior notes and bank subordinated notes (the “Portfolio Assets”) on electronic data file and related decodes prepared by Angel Oak Capital Advisors, LLC (the “Services Provider”), on behalf of the Issuer, pursuant to the indenture to be entered into among the Issuer, BFNS 2017-1 LLC ( the “Co-Issuer”, and together with the Issuer, the “Co-Issuers”) and U.S. Bank National Association (the “Trustee”), a draft copy of which we received from the Services Provider dated 15 November 2017 (the “Draft Indenture”). This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. The sufficiency of the procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

Capitalized terms used but not defined herein shall have the meanings ascribed to them in the Draft Indenture.

The procedures performed and our associated findings are included in Attachment A.

For the purpose of the procedures described in this report, the Services Provider, on behalf of the Issuer, provided us with the following information:

a.	Electronic data file and related decodes that contain information on the Portfolio Assets as of 30 November 2017 (the “Pricing Cut-Off Date”), certain information of which we printed and attached as Exhibit 1 to Attachment A,
b.	A copy of the Draft Indenture,

c.	A copy of a document from an agent bank which contained information on certain Portfolio Assets’ (the “Agent Confirmation”) and

d.	Copies of certain Portfolio Asset’s preliminary or final note purchase agreements and amendments or supplements thereto (each, a “Note Purchase Agreement”).

The information provided by the Services Provider, on behalf of the Issuer, is collectively referred to herein as the “Source Documents.”

The procedures in Attachment A were limited to comparing certain information that is further described in Attachment A. We performed no procedures on any other information on the Pricing Date Data File (as defined on Attachment A). The Issuer is responsible for the information contained in the Pricing Date Data File (as defined on Attachment A), Source Documents and Exhibit 1 to Attachment A. We were not requested to perform, and we have not performed, any further procedures than those listed in Attachment A with respect to the preparation or verification of any of the information set forth on the Pricing Date Data File (as defined on Attachment A). We have not verified and we make no representations as to the accuracy, completeness or reasonableness of the Source Documents, or any other information obtained or provided to us. We make no representations and express no opinion as to: (a) the existence of the Portfolio Assets, (b) questions of legal or tax interpretation, (c) the sufficiency of the requirements of the Draft Indenture, (d) the accuracy, completeness or reasonableness of the assumptions and methodologies set forth in the Draft Indenture, (e) the accuracy, completeness or reasonableness of the information provided to us by the Services Provider, on behalf of the Issuer and (f) the accuracy of the information obtained from a third party data, news and analytics vendor (the “Data Vendor”). This report does not constitute a legal determination as to the Issuer’s compliance with the Draft Indenture’s specified requirements. We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

We were not engaged to, and did not, conduct an examination to express an opinion or a review to express a conclusion in accordance with attestation standards established by the American Institute of Certified Public Accountants, on any of the items referred to herein. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

This agreed-upon procedures engagement was not conducted for the purpose of:

a.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization or

b.	Making any findings with respect to:

i.	Whether the origination of the Portfolio Assets conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,

ii.	The value of the collateral securing the Portfolio Assets,

iii.	Whether the originator of the Portfolio Assets complied with federal, state or local laws or regulations or

iv.	Any other factor or characteristic of the Portfolio Assets that would be material to the likelihood that the issuer of the asset-backed security will pay interest and principal in accordance with applicable terms and conditions.

This report is intended solely for the use of the Specified Parties and is not intended and should not be used by anyone other than these Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors and credit rating agencies, who are not identified in this report as Specified Parties.

/s/ Ernst & Young LLP

1	December 2017

Attachment A Page 1 of 3

Background

For the purpose of the procedures described in this Attachment A, the Draft Indenture relates to the Co-Issuer’s Class X Senior Secured Floating Rate Notes (the “Class X Notes”), Class A Senior Secured Fixed/Floating Rate Notes (the “Class A Notes”), Class B Deferrable Mezzanine Secured Fixed/Floating Rate Notes, (the “Class B Notes”) and Class C Mezzanine Secured Fixed/Floating Rate Notes (the “Class C Notes” and, collectively with the Class X Notes, the Class A Notes and the Class B Notes, the “Co-Issued Notes”) and the Issuer’s Class D Deferrable Subordinate Secured Fixed/Floating Rate Notes (the “Class D Notes” and, together with the Co-Issued Notes, the “Notes”). Concurrently with the issuance of the Notes, the Issuer will issue Preferred Shares (the “Preferred Shares”, and together with the Notes, the “Securities”).

The Services Provider, on behalf of the Issuer, indicated that the Portfolio Assets on the Pricing Date Data File (as defined herein) represent the Portfolio Assets that the Issuer is expected to purchase by the Closing Date (as defined in the Draft Indenture). Furthermore, the Services Provider, on behalf of the Issuer, indicated that the Portfolio Assets ultimately purchased on the Closing Date may not include all the Portfolio Assets listed on the Pricing Date Data File (as defined herein) and may include other Portfolio Assets acquired after the Pricing Cut-Off Date (as defined herein). The procedures we performed were limited to comparing certain information on the Portfolio Assets on the Pricing Date Data File (as defined herein).

Attachment A Page 2 of 3

Procedures we performed and our associated findings

The procedures we performed and our associated findings were as follows:

1.	We obtained from the Services Provider, on behalf of the Issuer, an electronic data file and related decodes containing information on the Portfolio Assets as of the Pricing Cut-Off Date. We compared the Characteristics indicated below, as shown on the electronic data file, to the corresponding information on the Source Documents and Data Sources (as defined herein) as indicated below and the Services Provider adjusted the information on the electronic data file to correct for differences we noted in performing the procedure described below. The electronic data file, as so adjusted, are herein referred to as the “Pricing Date Data File.”

2.	For each Portfolio Asset listed on Exhibit 1 to Attachment A, we compared the following characteristics (the “Characteristics”), as shown on Exhibit 1 to Attachment A and indicated by the letter A, with the corresponding information we obtained or derived on or after the Pricing Cut-Off Date using the following data sources (each, a “Data Source”), as applicable: (a) Data Vendor, (b) Note Purchase Agreements and (c) Agent Confirmation. Where more than one Data Source is listed for a Characteristic, the Services Provider, on behalf of the Issuer, instructed us to note agreement if the value on the Pricing Date Data File for the Characteristic agreed with the corresponding information on at least one of the Data Sources that are listed for such Characteristic. We performed no procedures to reconcile any differences that may exist between various Data Sources for any of the Characteristics.

Characteristics	Data Sources
Issuer (labeled as “Bank Holding Company / Issuer”)	Data Vendor, Note Purchase Agreement
State (labeled as “State”)	Data Vendor, Note Purchase Agreement
Issue Date (labeled as “Issue Date”)	Data Vendor, Note Purchase Agreement
Maturity Date (labeled as “Maturity Date”)	Data Vendor, Note Purchase Agreement,
Interest Rate (labeled as “Coupon”)	Data Vendor, Note Purchase Agreement
Principal Balance (in U.S.$) (labeled as “Par Amount”)	Note Purchase Agreements, Agent Confirmation

Attachment A Page 3 of 3

2.	(continued)

Characteristics	Data Sources
First Optional Call Date (labeled as “Call Date”)	Data Vendor, Note Purchase Agreement
First Optional Call Price (labeled as “Call Price”)	Data Vendor, Note Purchase Agreement
Payment Dates (labeled as “Pmt Dates”)	Data Vendor, Note Purchase Agreements
Coupon Reset Rate (labeled as “Reset Spread”)	Data Vendor
Coupon Reset Date (labeled as “Reset Date”)	Data Vendor
Pre-Rest Payment Frequency (labeled as “Pay Frequency Pre Reset”)	Data Vendor
Post-Rest Payment Frequency (labeled as “Pay Frequency Post Reset”)	Data Vendor

All Characteristics were in agreement. In performing this procedure, we were instructed by the Issuer to ignore differences that appeared to be due to abbreviation, truncation, punctuation or differences that are within (i) +/- 0.01% or less or (ii) +/- 30 days or less.

We performed no other procedures on any other information on Exhibit 1 to Attachment A or the Pricing Date Data File.

Exhibit 1 to Attachment A

Certain information from the Pricing Date Data File

(refer to Items 1. and 2. )

Bank Holding Company / Issuer
Subsidiary Bank
State
Coupon
Maturity Date
Par Amount
Reset Date
Assabet Valley Bancorp
A
Avidia Bank
MA
A
5.500%
A
8/1/2027
A
2,500,000.00
A
8/1/2022
A
Capital Bancorp, Inc.
Capital Bank, National Association
MD
6.950%
12/1/2025
1,000,000.00
12/1/2020
Capital Community Bancorporation, Inc.
Capital Community Bank
UT
7.000%
9/8/2027
8,000,000.00
9/8/2022
Fidelity Financial Corporation
Fidelity Bank
KS
5.750%
9/30/2027
8,000,000.00
9/30/2022
Five Star Bancorp
Five Star Bank
CA
6.000%
9/30/2027
8,000,000.00
9/30/2022
FSB Financial Services, Inc.
Farmers State Bank
IA
6.000%
9/30/2027
5,000,000.00
9/30/2022
Gold Coast Bancorp, Inc.
Gold Coast Bank
NY
6.500%
10/1/2027
6,000,000.00
10/1/2022
HomeBancorp, Inc.
HomeBanc
FL
7.000%
12/31/2026
5,000,000.00
12/31/2021
HomeStreet, Inc.
HomeStreet Bank
WA
6.500%
6/1/2026
7,000,000.00
N/A
Ion Financial MHC
Ion Bank
CT
6.000%
9/30/2027
6,000,000.00
9/30/2022
A
Landmark Bancshares, Inc.
First Landmark Bank
GA
6.500%
6/30/2027
3,000,000.00
6/30/2022
NexBank Capital, Inc.
NexBank SSB
TX
6.375%
9/30/2027
8,000,000.00
9/30/2022
Northpointe Bancshares, Inc.
Northpointe Bank
MI
6.750%
9/30/2027
8,000,000.00
9/30/2022
Quontic Bank Holding Corporation
Quontic Bank
NY
7.125%
5/15/2027
5,000,000.00
5/15/2022
Radius Bancorp, Inc.
Radius Bank
MA
6.500%
6/30/2027
5,500,000.00
6/30/2022
Regal Bancorp, Inc.
Regal Bank
NJ
7.250%
7/1/2027
4,500,000.00
7/1/2022
Sterling Bancorp, Inc.
Sterling Bank and Trust, FSB
MI
7.000%
4/15/2026
7,250,000.00
4/15/2021
Stewardship Financial Corporation
Atlantic Stewardship Bank
NJ
6.750%
8/28/2025
5,000,000.00
N/A
T Bancshares, Inc.
T Bank, National Association
TX
7.125%
7/30/2027
8,000,000.00
7/30/2022
A
Noah Bank
Noah Bank
PA
9.000%
4/17/2025
500,000.00
N/A
First Community Holdings
First Community Bank
CA
6.000%
10/30/2027
8,000,000.00
10/30/2022
A
Midland States Bancorp, Inc.
Midland States Bank
IL
6.250%
10/15/2027
8,000,000.00
10/15/2022
Narragansett Financial Corp.
BayCoast Bank
MA
5.875%
12/15/2027
7,500,000.00
12/15/2022
Silver Queen Financial Services, Inc.
Colorado Federal Savings Bank
CO
5.500%
12/1/2027
10,000,000.00
12/1/2022
First Paragould Bankshares, Inc.
First National Bank
AR
5.250%
12/15/2027
5,000,000.00
12/15/2022

Bank Holding Company / Issuer	Subsidiary Bank	Pmt Dates	Issue Date	Call Date	Call Price
Assabet Valley Bancorp	Avidia Bank	February / August 1 A	7/31/2017 A	8/1/2022 A	100.00% A
Capital Bancorp, Inc.	Capital Bank, National Association	June / December 1	11/23/2015	12/1/2020	100.00%
Capital Community Bancorporation, Inc.	Capital Community Bank	March / September 15	9/8/2017	9/8/2022	103.00%
Fidelity Financial Corporation	Fidelity Bank	March / September 31	9/20/2017	9/30/2022	100.00%
Five Star Bancorp	Five Star Bank	March / September 15	9/28/2017	9/30/2022	100.00%
FSB Financial Services, Inc.	Farmers State Bank	March / September 30	9/26/2017	9/30/2022	100.00%
Gold Coast Bancorp, Inc.	Gold Coast Bank	May / November 15	9/29/2017	10/1/2022	100.00%
HomeBancorp, Inc.	HomeBanc	June / December 30	12/19/2016	12/31/2021	100.00%
HomeStreet, Inc.	HomeStreet Bank	June / December 1	10/12/2016	3/1/2026	100.00%
Ion Financial MHC	Ion Bank	March / September 30	9/27/2017	9/30/2022	100.00%
Landmark Bancshares, Inc.	First Landmark Bank	June / December 30	6/29/2017	6/30/2022	100.00%
NexBank Capital, Inc.	NexBank SSB	March / June / September / December 30	9/19/2017	9/30/2022	100.00%
Northpointe Bancshares, Inc.	Northpointe Bank	March / September 30	9/27/2017	9/30/2022	100.00%
Quontic Bank Holding Corporation	Quontic Bank	May / November 15	5/2/2017	5/15/2022	100.00%
Radius Bancorp, Inc.	Radius Bank	June / December 30	6/27/2017	6/30/2022	100.00%
Regal Bancorp, Inc.	Regal Bank	May / November 15	6/21/2017	7/1/2022	100.00%
Sterling Bancorp, Inc.	Sterling Bank and Trust, FSB	April / October 15	4/15/2016	4/15/2021	100.00%
Stewardship Financial Corporation	Atlantic Stewardship Bank	March / September 1	8/28/2015	8/28/2020	100.00%
T Bancshares, Inc.	T Bank, National Association	January / July 17	7/17/2017	7/30/2022	100.00%
Noah Bank	Noah Bank	March / June / September / December 30	4/16/2015	4/17/2020	103.00%
First Community Holdings	First Community Bank	April / October 15	10/19/2017	10/30/2022	100.00%
Midland States Bancorp, Inc.	Midland States Bank	April / October 15	10/13/2017	10/15/2022	100.00%
Narragansett Financial Corp.	BayCoast Bank	June / December 15	11/28/2017	12/15/2022	100.00%
Silver Queen Financial Services, Inc.	Colorado Federal Savings Bank	June / December 1	11/29/2017	12/1/2022	100.00%
First Paragould Bankshares, Inc.	First National Bank	June / December 15	12/8/2017	12/15/2022	100.00%

Bank Holding Company / Issuer	Subsidiary Bank	Reset Spread	Pay Frequency Pre Reset	Pay Frequency Post Reset
Assabet Valley Bancorp	Avidia Bank	3.600% A	2 A	4 A
Capital Bancorp, Inc.	Capital Bank, National Association	5.337%	2	4
Capital Community Bancorporation, Inc.	Capital Community Bank	5.193%	2	4
Fidelity Financial Corporation	Fidelity Bank	3.910%	2	4
Five Star Bancorp	Five Star Bank	4.044%	2	4
FSB Financial Services, Inc.	Farmers State Bank	4.090%	2	4
Gold Coast Bancorp, Inc.	Gold Coast Bank	4.550%	2	4
HomeBancorp, Inc.	HomeBanc	5.100%	2	4
HomeStreet, Inc.	HomeStreet Bank	N/A	2	2
Ion Financial MHC	Ion Bank	4.090% A	2 A	4 A
Landmark Bancshares, Inc.	First Landmark Bank	4.670%	2	4
NexBank Capital, Inc.	NexBank SSB	4.585%	4	4
Northpointe Bancshares, Inc.	Northpointe Bank	4.800%	2	4
Quontic Bank Holding Corporation	Quontic Bank	5.160%	2	4
Radius Bancorp, Inc.	Radius Bank	4.640%	2	4
Regal Bancorp, Inc.	Regal Bank	5.405%	2	4
Sterling Bancorp, Inc.	Sterling Bank and Trust, FSB	5.820%	2	4
Stewardship Financial Corporation	Atlantic Stewardship Bank	N/A	2	2
T Bancshares, Inc.	T Bank, National Association	5.125% A	2 A	4 A
Noah Bank	Noah Bank	N/A	4	4
First Community Holdings	First Community Bank	3.958% A	2 A	4 A
Midland States Bancorp, Inc.	Midland States Bank	4.229%	2	4
Narragansett Financial Corp.	BayCoast Bank	3.750%	2	4
Silver Queen Financial Services, Inc.	Colorado Federal Savings Bank	3.338%	2	4
First Paragould Bankshares, Inc.	First National Bank	3.095%	2	4